Real Estate Inventories (Details) - Landsea Homes [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total real estate owned inventory	$ 728,155,000	$ 598,179,000	$ 580,473,000
Real estate inventories not owned			66,680,000
Total real estate inventory		598,179,000	647,153,000
Deposits and pre-acquisition costs [Member]
Total real estate owned inventory	18,078,000	24,794,000	35,361,000
Land held and land under development [Member]
Total real estate owned inventory	224,340,000	178,183,000	120,471,000
Homes completed or under construction [Member]
Total real estate owned inventory	449,522,000	369,364,000	404,092,000
Model homes [Member]
Total real estate owned inventory	$ 36,215,000	$ 25,838,000	$ 20,549,000